EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 9,781	$ 6,433
Non-current assets	17,537	9,371
Total assets	27,318	15,804
Current liabilities	9,016	5,690
Non-current liabilities	11,808	4,050
Total liabilities	20,824	9,740
Equity to others ownership interest	3,531	3,026
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	7,613	7,899
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	11,640	306
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	7,650	7,204
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	818	1,202
Non-current assets	2,114	9,282
Total assets	2,932	10,484
Current liabilities	656	1,747
Non-current liabilities	1,112	6,852
Total liabilities	1,768	8,599
Total net assets	1,164	1,885
Equity to others ownership interest	616	1,369
Attributable to Partnership's share	548	516
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	575	359
Non-current assets	478	499
Total assets	1,053	858
Current liabilities	451	354
Non-current liabilities	229	262
Total liabilities	680	616
Total net assets	373	242
Equity to others ownership interest	219	94
Attributable to Partnership's share	154	148
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	205	488
Non-current assets	1,359	4,523
Total assets	1,564	5,011
Current liabilities	179	978
Non-current liabilities	747	3,197
Total liabilities	926	4,175
Total net assets	638	836
Equity to others ownership interest	319	626
Attributable to Partnership's share	319	210
Investments accounted for using equity method | Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	38	355
Non-current assets	277	4,260
Total assets	315	4,615
Current liabilities	26	415
Non-current liabilities	136	3,393
Total liabilities	162	3,808
Total net assets	153	807
Equity to others ownership interest	78	649
Attributable to Partnership's share	$ 75	$ 158